Schedule of right of use assets (Details) - USD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024	Mar. 31, 2023
Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Right of use assets, carrying amount			$ 480,123	$ 467,515
Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Right of use assets, carrying amount	$ 705,367	$ 284,998
Office equipment [member] | Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Right of use assets at cost	1,396,730	1,170,590	1,170,590	1,229,314
Exchange difference			(82,533)	(58,724)
Additions			447,201
Derecognition arising from lease termination			(138,528)
Right of use assets at cost			1,396,730	1,170,590
Right of use assets accumulated amortization	916,607	703,075	703,075	392,269
Charge for the financial period			403,019	326,992
Exchange difference			(50,959)	(16,186)
Derecognition arising from lease termination			(138,528)
Right of use assets accumulated amortization			916,607	703,075
Right of use assets, carrying amount			480,123	467,515
Office equipment [member] | Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Right of use assets at cost	1,396,730	1,170,590	1,170,590
Additions	393,556
Derecognition arising from lease termination	(287,750)
Right of use assets at cost	1,662,541	1,026,098	1,396,730	1,170,590
Right of use assets accumulated amortization	916,607	703,075	703,075
Charge for the financial period	232,510	155,503
Exchange difference	95,807	(117,478)
Derecognition arising from lease termination	(287,750)
Right of use assets accumulated amortization	957,174	741,100	$ 916,607	$ 703,075
Right of use assets, carrying amount	705,367	284,998
Exchange difference	$ 170,005	$ (144,492)